UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

Item 1. Schedule of Investments.

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.9%
	CONSUMER DISCRETIONARY – 14.9%
2,045	Amazon.com, Inc.*	$1,048,860
22,900	Burberry Group PLC ADR	489,945
56,335	Gentex Corp.	873,192
23,760	Grand Canyon Education, Inc.*	878,170
12,000	Johnson Controls, Inc.	493,680
45,620	LKQ Corp.*	1,368,144
34,205	Starbucks Corp.	1,871,356
		7,023,347
	CONSUMER STAPLES – 1.7%
7,335	United Natural Foods, Inc.*	353,180
13,650	Whole Foods Market, Inc.	447,174
		800,354
	FINANCIALS – 1.7%
14,695	PRA Group, Inc.*	783,097

	HEALTH CARE – 23.9%
8,610	athenahealth, Inc.*	1,144,872
36,985	Cepheid, Inc.*	1,802,649
10,285	Chemed Corp.	1,402,360
17,040	ExamWorks Group, Inc.*	610,373
12,665	IPC Healthcare, Inc.*	1,005,601
17,025	MEDNAX, Inc.*	1,371,364
15,715	Neogen Corp.*	811,522
12,980	Patterson Cos., Inc.	594,873
4,165	Perrigo Co. PLC[1]	762,070
27,151	Roche Holding A.G. ADR	927,342
6,860	UnitedHealth Group, Inc.	793,702
		11,226,728
	INDUSTRIALS – 26.7%
4,530	3M Co.	643,894
4,211	Acuity Brands, Inc.	820,598
18,555	Advisory Board Co.*	902,330
25,105	Beacon Roofing Supply, Inc.*	910,056
20,330	Fastenal Co.	783,518
24,005	Healthcare Services Group, Inc.	802,727
12,125	HEICO Corp.	617,163
8,375	IHS, Inc. - Class A*	971,667
13,975	Proto Labs, Inc.*	1,017,799
34,930	Ritchie Bros Auctioneers, Inc.[1]	963,369
36,375	Rollins, Inc.	1,015,590
5,635	Roper Technologies, Inc.	913,377

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (continued)
9,606	Stericycle, Inc.*	$1,355,791
11,020	Verisk Analytics, Inc. - Class A*	805,342
		12,523,221
	INFORMATION TECHNOLOGY – 26.3%
8,450	ANSYS, Inc.*	748,670
24,470	Cisco Systems, Inc.	633,284
5,815	CoStar Group, Inc.*	1,029,488
17,243	Cvent, Inc.*	543,844
17,000	Fiserv, Inc.*	1,449,590
727	Google, Inc. - Class A*	470,965
739	Google, Inc. - Class C*	456,887
33,860	Linear Technology Corp.	1,363,881
30,055	Microsoft Corp.	1,307,994
31,720	National Instruments Corp.	926,541
10,385	QUALCOMM, Inc.	587,583
14,895	Stratasys Ltd.* 1	456,681
6,786	Ultimate Software Group, Inc.*	1,195,625
12,240	Verint Systems, Inc.*	652,759
6,490	VMware, Inc. - Class A*	513,683
		12,337,475
	MATERIALS – 3.7%
10,827	Ecolab, Inc.	1,181,659
5,400	Praxair, Inc.	571,050
		1,752,709
	TOTAL COMMON STOCKS (Cost $38,751,283)	46,446,931

	SHORT-TERM INVESTMENTS – 1.3%
607,788	Fidelity Institutional Money Market Fund, 0.13%[2]	607,788

	TOTAL SHORT-TERM INVESTMENTS (Cost $607,788)	607,788

	TOTAL INVESTMENTS – 100.2% (Cost $39,359,071)	47,054,719
	Liabilities less other assets – (0.2)%	(101,842)

	TOTAL NET ASSETS – 100.0%	$46,952,877

ADR – American Depository Receipt
PLC – Public Limited Company

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 101.2%
	CONSUMER DISCRETIONARY – 13.9%
65	Amazon.com, Inc.*	$33,338
470	Dorman Products, Inc.*	23,664
690	Grand Canyon Education, Inc.*	25,502
390	Johnson Controls, Inc.	16,045
2,000	LKQ Corp.*	59,980
1,065	Starbucks Corp.	58,266
		216,795
	CONSUMER STAPLES – 2.5%
290	United Natural Foods, Inc.*	13,963
760	Whole Foods Market, Inc.	24,898
		38,861
	FINANCIALS – 1.4%
400	PRA Group, Inc.*	21,316

	HEALTH CARE – 24.5%
320	athenahealth, Inc.*	42,550
1,315	Cepheid, Inc.*	64,093
235	Chemed Corp.	32,042
570	ExamWorks Group, Inc.*	20,417
590	IPC Healthcare, Inc.*	46,846
585	MEDNAX, Inc.*	47,122
565	Neogen Corp.*	29,177
150	Perrigo Co. PLC[1]	27,446
1,020	Roche Holding A.G. ADR	34,838
335	UnitedHealth Group, Inc.	38,760
		383,291
	INDUSTRIALS – 25.3%
151	Acuity Brands, Inc.	29,425
770	Advisory Board Co.*	37,445
880	Beacon Roofing Supply, Inc.*	31,900
515	Fastenal Co.	19,848
410	HEICO Corp.	20,869
380	IHS, Inc. - Class A*	44,088
305	Middleby Corp.*	33,108
585	Proto Labs, Inc.*	42,605
1,290	Ritchie Bros Auctioneers, Inc.[1]	35,578
195	Roper Technologies, Inc.	31,608
287	Stericycle, Inc.*	40,507
375	Verisk Analytics, Inc. - Class A*	27,405
		394,386

Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY – 28.9%
385	ANSYS, Inc.*	$34,111
545	ChannelAdvisor Corp.*	6,202
160	CoStar Group, Inc.*	28,326
740	Cree, Inc.*	20,143
584	Cvent, Inc.*	18,419
540	Fiserv, Inc.*	46,046
40	Google, Inc. - Class A*	25,913
975	Linear Technology Corp.	39,273
345	MAXIMUS, Inc.	20,890
995	Microsoft Corp.	43,302
1,065	National Instruments Corp.	31,109
530	Power Integrations, Inc.	20,803
535	QUALCOMM, Inc.	30,270
905	SciQuest, Inc.*	9,937
995	Stratasys Ltd.* 1	30,507
265	Ultimate Software Group, Inc.*	46,690
		451,941
	MATERIALS – 4.7%
490	Ecolab, Inc.	53,479
195	Praxair, Inc.	20,621
		74,100
	TOTAL COMMON STOCKS (Cost $1,584,351)	1,580,690

	SHORT-TERM INVESTMENTS – 2.0%
30,567	Fidelity Institutional Money Market Fund, 0.13%[2]	30,567

	TOTAL SHORT-TERM INVESTMENTS (Cost $30,567)	30,567

	TOTAL INVESTMENTS – 103.2% (Cost $1,614,918)	1,611,257
	Liabilities less other assets – (3.2)%	(49,836)

	TOTAL NET ASSETS – 100.0%	$1,561,421

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Riverbridge Funds
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

Note 1 – Organization
Riverbridge Growth Fund (the ‘‘Growth Fund’’), and Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Growth Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The Eco Leaders Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Riverbridge Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2015 (Unaudited)

Note 3 – Federal Income Taxes
At August 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Growth Fund	Eco Leaders Fund
Cost of investments	$39,394,838	$1,614,918

Gross unrealized appreciation	9,238,899	119,093
Gross unrealized depreciation	(1,579,018)	(122,754)

Net unrealized appreciation/(depreciation) on investments	$7,659,881	$(3,661)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Riverbridge Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2015, in valuing the Funds’ assets carried at fair value:

Growth Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$46,446,931	$-	$-	$46,446,931
Short-Term Investments	607,788	-	-	607,788
Total Investments	$47,054,719	$-	$-	$47,054,719

Eco Leaders Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$1,580,690	$-	$-	$1,580,690
Short-Term Investments	30,567	-	-	30,567
Total Investments	$1,611,257	$-	$-	$1,611,257

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Funds did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/27/15

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/27/15

*	Print the name and title of each signing officer under his or her signature.